SCHEDULE OF OPERATING LEASE EXPENDITURE COMMITMENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
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Total minimum expense payments
Not later than one year [member]
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Total minimum expense payments
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum expense payments
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum expense payments